LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated May 1, 2011, as supplemented on June 1, 2011, July 8, 2011 and August 19, 2011 and as may be amended or further supplemented, the fund’s statement of additional information, dated May 1, 2011, as supplemented on August 19, 2011 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2010, are incorporated by reference into this Summary Prospectus.

The following affects the fund’s summary prospectus, prospectus and statement of additional information:

The fund’s Board of Trustees voted on August 18, 2011 to remove the Redemption Fee of the fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from the fund’s summary prospectus, prospectus and statement of additional information.

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